Segment reporting (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Disclosure Of Operating Segments Explanatory
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (127) 6,705
Non-interest income 15,175 2,143 2,632 8,972 (233) 28,689
Income 19,419 4,263 2,617 9,454 (359) 35,393
Credit loss (expense) / release 29 86 (1) 34 0 148
Total operating income 19,449 4,349 2,616 9,488 (360) 35,542
Total operating expenses 14,665 2,618 1,586 6,858 330 26,058
Operating profit / (loss) before tax 4,783 1,731 1,030 2,630 (689) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets 395,235 225,370 25,639 346,431 124,507 1,117,182
Additions to non-current assets 56 16 1 30 1,989 2,091

USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2020
Net interest income 4,027 2,049 (17) 284 (481) 5,862
Non-interest income
1
13,107 1,858 2,993 9,235 30 27,222
Income 17,134 3,908 2,975 9,519 (452) 33,084
Credit loss (expense) / release (88) (257) (2) (305) (42) (694)
Total operating income 17,045 3,651 2,974 9,214 (494) 32,390
Total operating expenses 13,026 2,392 1,519 6,732 567 24,235
Operating profit / (loss) before tax 4,019 1,259 1,455 2,482 (1,060) 8,155
Tax expense / (benefit) 1,583
Net profit / (loss) 6,572
Additional information
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765
Additions to non-current assets 5 12 385 150 2,294 2,847

USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2019
Net interest income 3,947 1,992 (25) (669) (744) 4,501
Non-interest income 12,426 1,744 1,962 7,968 367 24,467
Income 16,373 3,736 1,938 7,299 (378) 28,967
Credit loss (expense) / release (20) (21) 0 (30) (7) (78)
Total operating income 16,353 3,715 1,938 7,269 (385) 28,889
Total operating expenses 12,955 2,274 1,406 6,485 192 23,312
Operating profit / (loss) before tax 3,397 1,441 532 784 (577) 5,577
Tax expense / (benefit) 1,267
Net profit / (loss) 4,310
Additional information
Total assets 309,766 209,405 34,565 315,855 102,603 972,194
Additions to non-current assets 68 10 0 1 5,217 5,297
1 Includes a USD 631

million net gain on the sale of a majority stake

in Fondcenter AG (now Clearstream Fund Centre

AG), of which USD
571

million was recognized in Asset Management and USD
60

million was
recognized in Global Wealth Management.

UBS AG
Entity [Table]
Disclosure Of Operating Segments Explanatory
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (226) 6,605
Non-interest income 15,175 2,144 2,632 8,978 294 29,222
Income 19,419 4,264 2,617 9,459 68 35,828
Credit loss (expense) / release 29 86 (1) 34 0 148
Total operating income 19,449 4,350 2,616 9,493 68 35,976
Total operating expenses 14,743 2,623 1,593 6,902 1,151 27,012
Operating profit / (loss) before tax 4,706 1,726 1,023 2,592 (1,083) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets 395,235 225,425 25,202 346,641 123,641 1,116,145
Additions to non-current assets 56 16 1 30 1,689 1,791

USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December 2020
Net interest income 4,027 2,049 (17) 284 (555) 5,788
Non-interest income
1
13,107 1,859 2,993 9,224 504 27,686
Income 17,134 3,908 2,975 9,508 (52) 33,474
Credit loss (expense) / release (88) (257) (2) (305) (42) (695)
Total operating income 17,046 3,651 2,974 9,203 (94) 32,780
Total operating expenses 13,080 2,390 1,520 6,762 1,329 25,081
Operating profit / (loss) before tax 3,965 1,261 1,454 2,441 (1,423) 7,699
Tax expense / (benefit) 1,488
Net profit / (loss) 6,211
Additional information
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327
Additions to non-current assets 5 12 385 150 1,971 2,524

USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December 2019
Net interest income 3,947 1,993 (25) (669) (831) 4,415
Non-interest income 12,426 1,745 1,962 7,967 869 24,970
Income 16,373 3,737 1,938 7,298 38 29,385
Credit loss (expense) / release (20) (21) 0 (30) (7) (78)
Total operating income 16,353 3,717 1,938 7,268 31 29,307
Total operating expenses 13,018 2,274 1,407 6,515 925 24,138
Operating profit / (loss) before tax 3,335 1,443 531 753 (893) 5,169
Tax expense / (benefit) 1,198
Net profit / (loss) 3,971
Additional information
Total assets 309,766 209,512 34,565 316,058 102,028 971,927
Additions to non-current assets 68 10 0 1 4,935 5,014
1 Includes a USD 631

million net gain on the sale of a majority stake in Fondcenter AG

(now Clearstream Fund Centre AG), of which USD
571

million was recognized in Asset Management and USD
60

million was
recognized in Global Wealth Management.